Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [line items]
Tax rate	30.60%	30.90%	30.90%
Reduction in deferred tax due to change in tax rate		¥ (6,253)
United States [member]
Disclosure Of Income Taxes [line items]
Tax rate	21.00%	35.00%